Loans and receivables - loans and advances to customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year	R$ 23,176,039	R$ 23,426,076	R$ 22,425,801
Net additions	18,428,727	14,757,908	16,000,733
Written-off assets	(14,681,454)	(15,007,946)	(15,000,458)
Balance at end of year	R$ 26,923,312	R$ 23,176,039	R$ 23,426,076